Average Annual Total Returns - AB EQUITY INCOME FUND INC	Feb. 26, 2021
SPFiveHundredIndex [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	(0.22%)	[1]
5 Years	8.59%	[1]
10 Years	9.13%	[1]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(0.89%)	[1]
5 Years	7.10%	[1]
10 Years	7.53%	[1]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	0.28%	[1]
5 Years	6.57%	[1]
10 Years	7.09%	[1]
Class C
Average Annual Return:
1 Year	2.42%
5 Years	8.72%
10 Years	8.82%
Advisor Class
Average Annual Return:
1 Year	4.48%
5 Years	9.81%
10 Years	9.91%
Class R
Average Annual Return:
1 Year	3.74%
5 Years	9.08%
10 Years	9.21%
Class K
Average Annual Return:
1 Year	4.09%
5 Years	9.43%
10 Years	9.54%
Class I
Average Annual Return:
1 Year	4.42%
5 Years	9.79%
10 Years	9.90%
Class Z
Average Annual Return:
1 Year	4.55%	[2]
5 Years	9.90%	[2]
10 Years	10.02%	[2]
Inception Date	Oct. 15, 2013	[2]

[1]	After-tax returns:–

Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–

Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;  actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–

Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[2]

Inception date for Class Z shares is 10/15/13. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expense ratio of Class Z shares.